Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment

19.  Property, plant and equipment

	Leasehold	Computer and	Furniture and		Office
	Improvements	Peripherals	Fixtures	Vehicles	Equipment	Total
Gross block
At March 31, 2018	65,101	368,243	17,212	137,941	42,422	630,919
Acquisitions through business combinations (refer to Note 43)	—	260	—	—	—	260
Additions	1,744	20,702	1,123	15,400	3,544	42,513
Disposals/adjustment	(9,985)	(3,148)	(2,070)	(15,202)	(1,654)	(32,059)
Effects of movements in foreign exchange rates	56	(26)	16	1,034	20	1,100
At March 31, 2019	56,916	386,031	16,281	139,173	44,332	642,733
Effect of adoption of new accounting standards (Refer to Note 2.2)	—	—	—	(38,256)	—	(38,256)
At April 1, 2019	56,916	386,031	16,281	100,917	44,332	604,477
Additions	—	5,143	211	9,781	2,338	17,473
Disposals/adjustment	(54,846)	(52,465)	(9,136)	(39,420)	(10,485)	(166,352)
Effects of movements in foreign exchange rates	80	22	19	0	26	147
At March 31, 2020	2,150	338,731	7,375	71,278	36,211	455,745

Depreciation
At March 31, 2018	39,043	249,726	10,981	64,200	25,275	389,225
Charge for the year	19,407	66,373	2,078	28,849	7,074	123,781
Disposals/adjustment	(9,985)	(3,225)	(1,855)	(10,536)	(939)	(26,540)
Effects of movements in foreign exchange rates	66	57	9	690	11	833
At March 31, 2019	48,531	312,931	11,213	83,203	31,421	487,299
Effect of adoption of new accounting standards (Refer to Note 2.2)	—	—	—	(31,962)	—	(31,962)
At April 1, 2019	48,531	312,931	11,213	51,241	31,421	455,337
Charge for the year	6,279	52,332	1,823	19,426	5,649	85,509
Disposals/adjustment	(52,741)	(52,417)	(8,247)	(24,588)	(9,806)	(147,799)
Effects of movements in foreign exchange rates	80	17	16	—	22	135
At March 31, 2020	2,149	312,863	4,805	46,079	27,286	393,182
Net block
At March 31, 2019	8,385	73,100	5,068	55,970	12,911	155,434
At March 31, 2020	1	25,868	2,570	25,199	8,925	62,563

The Group has taken bank guarantee facility against which property, plant and equipment of a subsidiary of the Group amounting to INR 52,865 (March 31, 2019: INR 65,290) are pledged.

The carrying value of vehicles held under vehicle loan have a gross book value of INR 55,176 (March 31, 2019: INR 88,735), depreciation charge for the year of INR 11,643 (March 31, 2019: INR 19,913), accumulated depreciation of INR 31,170 (March 31, 2019: INR 39,668), net book value of INR 24,006 (March 31, 2019: INR 49,067). Vehicles are pledged as security against the related vehicle loan.

In the statement of cash flows, proceeds from vehicle loan of INR 1,075 (March 31, 2019: INR 12,294 and March 31, 2018: INR 25,406) has been adjusted against purchase of property, plant and equipment